Organization and Principal Activities (Details)	Oct. 14, 2021	Sep. 30, 2021	Sep. 30, 2020
Maximum [Member]
Organization and Principal Activities (Details) [Line Items]
Percentage of joint venture	40.00%
Minimum [Member]
Organization and Principal Activities (Details) [Line Items]
Percentage of joint venture	30.00%
Ding Xin [Member]
Organization and Principal Activities (Details) [Line Items]
Ownership percentage		100.00%	99.00%